Partners' Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 26, 2013	Jun. 06, 2012
Partners' Capital (Abstract)
Class B convertible preferred unit issued			9,100,000	15,555,554
Net proceeds from insuance of Class B Convertible Preferred Units	$ 72,535	$ 136,425
Class B convertible preferred unit price			$ 8.25	$ 9
Conversion price of the Preferred units	$ 9
Conversion rate of the Preferred units	1
May 23 And June 6 2012 Preferred Units Agreement Conversion Terms	Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (''VWAP'') and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the ''Partnership Mandatory Conversion Event'') the Partnership (acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full Board of Directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to this Agreement in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.